Other assets and liabilities F.5. Assets and liabilities related to contract with customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Contract Assets [Line Items]
Contract assets, net	$ 41	$ 37	[1],[2]	$ 28	$ 0
Contract liabilities [abstract]
Short-term portion	82	87	[1],[2]	$ 51	$ 0
Revenue that was included in contract liability balance at beginning of period	87	45
Transaction price allocated to remaining performance obligations	61
Contract Costs, Net [Roll Forward]
Contract costs, net, beginning of period	5	4
Contract costs capitalized	7	4
Amortisation, assets recognised from costs incurred to obtain or fulfil contracts with customers	(6)	(4)
Contract costs, net, end of period	4	4
Gross Carrying Amount, Non-current
Contract Assets [Line Items]
Contract assets, net	6	3
Gross Carrying Amount, Current
Contract Assets [Line Items]
Contract assets, net	37	35
Provisions
Contract Assets [Line Items]
Contract assets, net	(2)	(1)
Current contract liabilities
Contract liabilities [abstract]
Long-term portion	1	1
Short-term portion	81	86
Total	82	$ 87
2020
Contract liabilities [abstract]
Transaction price allocated to remaining performance obligations	60
2021
Contract liabilities [abstract]
Transaction price allocated to remaining performance obligations	$ 1

[1]	Not restated for the application of IFRS 16 as the Group elected the modified retrospective approach.
[2]	The consolidated statement of financial position at December 31, 2018 has been restated after finalization of the Cable Onda purchase accounting (note A.1.2.).